Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Net

Note 8 – Property, plant and equipment, net

Property, plant and equipment consist of the following:

	June 30, 2022	June 30, 2021
Performance equipment	$-	$10,637,926
Office equipment	39,602	38,477
Total	39,602	10,676,403
Less: Accumulated depreciation	(9,374)	(1,516,189)
Property, plant and equipment, net	$30,228	$9,160,214

Depreciation expense was $1,445,573, $1,536,178 and $0 for the years ended June 30, 2022, 2021 and 2020, respectively.

During the year ended June 30, 2022, the Company disposed all of its performance equipment which resulted in a gain on disposal of $94,984. Due the epidemic has resulted in quarantines and travel and event restrictions throughout the world, the Company did not successfully host any live concerts since 2020. As a result, the Company decided to dispose its performance equipment by utilizing the cash to be realized from the equipment disposal as operating cash flows.